Discontinued Operations and Dissolution of Subsidiary (Details 3) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
IfrsStatementLineItems [Line Items]
Net income from discontinued operations net of tax (Note 15)			$ 2,711
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net income from discontinued operations net of tax (Note 15)			(6,020)
Cash provided by operating activities, discontinued operations			(6,020)
Discontinued operations [member] | 1354166 Alberta Ltd [Member]
IfrsStatementLineItems [Line Items]
Net income from discontinued operations net of tax (Note 15)			8,731
Accounts receivable			4,955
Accounts payable			14
Cash provided by operating activities, discontinued operations			13,700
Net cash provided by discontinued operations			$ 13,700